Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Liabilities for Defined Benefit Obligations
(1)	Liabilities for defined benefit obligations as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	December 31, 2018			December 31, 2019
	Unfunded	Funded	Total	Unfunded	Funded	Total
Present value of defined benefit obligations	6,628	582	7,210	8,780	1,082	9,862
Plan assets (1)	—	(267)	(267)	—	(245)	(245)

Liabilities for post-employment benefits	6,628	315	6,943	8,780	837	9,617

(1)	All of the plan assets are held by NemusTech, Co., Ltd. and Markt Co., Ltd.

Expenses Related to Defined Benefit Plans Recognized in Consolidated Statements of Profit or Loss as Operating Expenses
(2)
Expenses related to defined benefit plans are recognized in the Consolidated Statements of Profit or Loss as operating expenses for the years ended December 31, 2017, 2018 and 2019 are comprised of the following:

	(In millions of yen)

	2017	2018	2019
Current service costs	1,933	1,973	2,078
Interest costs	208	207	212

Total	2,141	2,180	2,290

Movements in Present Value of Defined Benefit Obligations
(3)	Movements in the present value of the defined benefit obligations for the years ended December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	2018	2019
Defined benefit obligations at the beginning of year	6,189	7,210
Current service costs	1,973	2,078
Interest costs	207	212
Remeasurement (gains)/losses:
Actuarial gains arising from changes in demographic assumptions (1)	(33)	(1,046)
Actuarial losses arising from changes in financial assumptions (2)	166	1,700
Experience adjustments (3)	33	502
Payments from the plan	(943)	(545)
Net transfer (4)	(105)	33
Decrease due to deconsolidation	(42)	—
Exchange differences on translation of foreign operations	(235)	(282)

Defined benefit obligations at the end of year	7,210	9,862

(1)	In 2019, actuarial gains arising from changes in demographic assumptions resulted mainly from changes in the employee turnover rate of LINE Plus Corporation and NemusTech Co., Ltd.

(2)
In 2019, actuarial losses arising from changes in financial assumptions resulted mainly from a decrease in the discount rate and an increase in the period end weighted average salary increase rate at year end 2019, as compared to corresponding rates at year end in 2018. The decrease in the discount rate is primarily related to the fact that the shorter period of estimated payment term for the benefit payments, which is used to calculate the retirement benefit obligation, due to the increase in estimated employee turnover rates described above. The increase in the weighted average of salary increase rate primarily related to the fact that the salary increase rates for the current year raised.

(3)	Experience adjustments represent the impact from differences between actual experiences during the year compared with the previous actuarial assumptions on defined benefit obligations.

(4)
Net transfer primarily represents the transfer of defined benefit obligations associated with employees of NAVER or other NAVER group companies joining LINE Plus Corporation, LINE Biz Plus Corporation, LINE Studio Corporation, LINE Friends Corporation
,
LINE

UP Corporation and LINE
Financial Plus Corporation and vice versa.

Movements in the Plan Assets
(4)	Movements in the plan assets for the years ended December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	2018	2019
Plan assets at the beginning of year	27	267
Interest income	5	7
Employer contributions	316	72
Benefits paid	(72)	(110)
Gains due to remeasurement Plan assets revenue (excluding interest income)	(3)	22
Exchange differences on translation of foreign operations	(6)	(13)

Plan assets at the end of year	267	245

Principal Actuarial Assumptions Used for Measuring Defined Benefit Expenses and Defined Benefit Obligation

	December 31, 2017	December 31, 2018	December 31, 2019
Discount rate	3.2%-3.7%	2.5%-3.5%	1.7%-3.1%
Weighted average of salary increase s	4.5%-7.7%	5.3%-7.1%	4.5%-8.6%

Sensitivity Analysis for Impact of Changes in Certain Significant Actuarial Assumptions Leaving All Other Assumptions Constant
(6)
Economic factors and conditions often affect multiple assumptions simultaneously; as such, the effects of changes in key assumptions are not necessarily linear. The following sensitivity analysis illustrates the impact of changes in certain significant actuarial assumptions, leaving all other assumptions constant, as of December 31, 2018 and 2019:

	(In millions of yen)
	Impact on the defined benefit obligations
Assumptions and sensitivity level	December 31, 2018	December 31, 2019
Discount rate
100 basis point increase	(833)	(998)
100 basis point decrease	1,020	1,188
Salary increase rate
100 basis point increase	970	1,104
100 basis point decrease	(812)	(955)

Estimated Future Benefit Payments within Ten Years from December 31, 2018
The following table shows estimated future benefit payments within ten years from December 31, 2019. Actual payments may differ from those shown because of uncertain future events.

(In millions of yen)

Years	Estimated future benefit payments
2020	602
2021	573
2022	560
2023	549
2024	540
2025-202 9	2,706